Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Outstanding Debt
The following table summarizes outstanding debt balances as of December
31
,
2021
and
2020
(in thousands):

Instrument	Date of Issuance	Maturity Date	Effective interest rate	December 31, 2021	December 31, 2020
Investor Loan Notes	September 2018 to December 2019	April 2021	10%	$—	$82,631
Genius Sports Italy Srl Mortgage	December 2010	December 2025	1%	88	116
Related party loan	December 2020	April 2021	4%	—	10,248

				$88	$92,995
Less current portion of debt				(23)	(10,272)

Non-current portion of debt				$65	$82,723

Summary of Expected Future Payments	Expected future payments for all borrowings as of December 31, 2021 are as follows:

Fiscal Period:	(in thousands)

2022	$23
2023	22
2024	23
2025	20
2026	—
Thereafter	—

Total payment outstanding	$88